UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  March 31, 2005
Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   105 Clarke Avenue
           Pocomoke, MD  21851

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     410-957-4181
Signature, Place, and Date of Signing:

   William M. Shettle     Pocomoke, Maryland   May 3, 2005


Report Type  (Check only one.):

[  X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   77

Form 13F Information Table Value Total:   $44962



List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1st Commonwealth Finl          COM              319829107      260    18975 SH       SOLE                    18975
3M Company                     COM              88579Y101      669     7810 SH       SOLE                     7810
Action Performance Cos.        COM              004933107      160    12070 SH       SOLE                    12070
American Intl. Group           COM              026874107      860    15522 SH       SOLE                    15522
Amgen Inc.                     COM              031162100      598    10270 SH       SOLE                    10270
Anheuser-Busch Cos.            COM              035229103      568    11985 SH       SOLE                    11985
Argon State, Inc.              COM              040149106      212     6420 SH       SOLE                     6420
Auto. Data Processing          COM              053015103      829    18440 SH       SOLE                    18440
Bank of America                COM              060505104      557    12620 SH       SOLE                    12620
Bemis Co.                      COM              081437105      718    23075 SH       SOLE                    23075
Burlington Resources           COM              122014103      640    12790 SH       SOLE                    12790
CVS Corp.                      COM              126650100      984    18700 SH       SOLE                    18700
Cadbury Schweppes              COM              127209302      708    17390 SH       SOLE                    17390
Cardinal Health                COM              14149Y108      474     8495 SH       SOLE                     8495
Cisco Systems Inc.             COM              17275R102      228    12735 SH       SOLE                    12735
Citigroup, Inc.                COM              172967101      496    11046 SH       SOLE                    11046
Citizens Communications        COM              17453B101      325    25120 SH       SOLE                    25120
Colgate-Palmolive Co.          COM              194162103      707    13550 SH       SOLE                    13550
Colonial Properties Trust      COM              195872106      347     9040 SH       SOLE                     9040
ConAgra Foods                  COM              205887102      944    34930 SH       SOLE                    34930
Crawford & Co. Cl. A           COM              224633206      191    27320 SH       SOLE                    27320
Dell, Inc.                     COM              24702R101      983    25585 SH       SOLE                    25585
Dover Corp.                    COM              260003108      576    15250 SH       SOLE                    15250
Dow Jones & Co.                COM              260561105      584    15625 SH       SOLE                    15625
DuPont (E.I.)                  COM              263534109     1142    22282 SH       SOLE                    22282
Duke Energy Corp.              COM              264399106      636    22720 SH       SOLE                    22720
EMCOR Group Inc.               COM              29084Q100      222     4740 SH       SOLE                     4740
Exxon Mobil Corp.              COM              30231G102     1748    29322 SH       SOLE                    29322
Fidelity Natl. Finance         COM              316326107      389    11811 SH       SOLE                    11811
Fifth Third Bancorp            COM              316773100      566    13160 SH       SOLE                    13160
First Data Corp.               COM              319963104     1063    27030 SH       SOLE                    27030
Gannett Co., Inc.              COM              364730101      784     9910 SH       SOLE                     9910
General Electric               COM              369604103      853    23650 SH       SOLE                    23650
Gruma S.A. de C.V. ADR         COM              400131306      172    19310 SH       SOLE                    19310
Health Mgm't Assoc.            COM              421933102      654    24990 SH       SOLE                    24990
Home Depot Inc.                COM              437076102      581    15181 SH       SOLE                    15181
Hormel Foods Corp.             COM              440452100      524    16830 SH       SOLE                    16830
Int'l Business Machines        COM              459200101      654     7155 SH       SOLE                     7155
Int'l Game Tech.               COM              459902102      537    20160 SH       SOLE                    20160
Intel Corp.                    COM              458140100      572    24606 SH       SOLE                    24606
Intuit Inc.                    COM              461202103      687    15695 SH       SOLE                    15695
Johnson & Johnson              COM              478160104      928    13822 SH       SOLE                    13822
Lance Inc.                     COM              514606102      290    18050 SH       SOLE                    18050
Lloyds TSB Grp PLC             COM              539439109      392    10805 SH       SOLE                    10805
MBNA Corp.                     COM              55262L100      566    23040 SH       SOLE                    23040
Mattel Inc.                    COM              577081102      634    29705 SH       SOLE                    29705
Medtronic Inc.                 COM              585055106      597    11720 SH       SOLE                    11720
Microsoft Corp.                COM              594918104     1306    54022 SH       SOLE                    54022
NY Cmnty Bancorp               COM              649445103      291    16040 SH       SOLE                    16040
Natl. Fuel Gas                 COM              636180101      422    14750 SH       SOLE                    14750
Natl. Penn Bancshares          COM              637138108      324    13173 SH       SOLE                    13173
New Plan Excel Realty          COM              648053106      299    11915 SH       SOLE                    11915
Newell Rubbermaid              COM              651229106      264    12015 SH       SOLE                    12015
Novartis AG                    COM              66987V109      501    10720 SH       SOLE                    10720
OSI Systems Inc.               COM              671044105      217    12400 SH       SOLE                    12400
PepsiCo Inc.                   COM              713448108      847    15975 SH       SOLE                    15975
Pfizer Inc.                    COM              717081103      850    32366 SH       SOLE                    32366
Pitney Bowes Inc.              COM              724479100      637    14112 SH       SOLE                    14112
Procter & Gamble               COM              742718109      333     6276 SH       SOLE                     6276
Regal Entertainment            COM              758766109      323    15370 SH       SOLE                    15370
Regions Financial              COM              7591EP100      471    14530 SH       SOLE                    14530
SBC Communications             COM              78387G103      405    17103 SH       SOLE                    17103
Standard Register              COM              853887107      193    15355 SH       SOLE                    15355
TJX Companies                  COM              872540109      761    30890 SH       SOLE                    30890
TrustCo Bank                   COM              898349105      291    25315 SH       SOLE                    25315
Tupperware Corp.               COM              899896104      343    16835 SH       SOLE                    16835
Tyco International             COM              902124106      874    25863 SH       SOLE                    25863
UST Inc.                       COM              902911106      403     7800 SH       SOLE                     7800
United Technologies            COM              913017109      896     8815 SH       SOLE                     8815
UnitedHealth Group             COM              91324P102      293     3070 SH       SOLE                     3070
Universal American Finance     COM              913377107      196    11350 SH       SOLE                    11350
Verizon Communications         COM              92343V104      670    18876 SH       SOLE                    18876
Wachovia Corp.                 COM              929903102      730    14336 SH       SOLE                    14336
Washington Mutual              COM              939322103      764    19333 SH       SOLE                    19333
Waters Corp.                   COM              941848103      367    10260 SH       SOLE                    10260
Wells Fargo & Co.              COM              949746101      641    10721 SH       SOLE                    10721
Wyeth                          COM              983024100     1243    29478 SH       SOLE                    29478